7. SENIOR DEBT: Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt, Weighted Average Interest Rate	3.45%	3.19%	2.73%
Short-term Debt, Maximum Amount Outstanding During Period	$ 590,205	$ 499,666	$ 429,687
Short-term Debt, Average Outstanding Amount	$ 536,402	$ 445,628	$ 419,704
Debt, Weighted Average Interest Rate during period	3.48%	2.92%	2.85%
Bank Borrowings
Debt, Weighted Average Interest Rate	4.45%	5.74%	4.49%
Short-term Debt, Maximum Amount Outstanding During Period	$ 111,350	$ 53,180	$ 55
Short-term Debt, Average Outstanding Amount	$ 73,307	$ 6,999	$ 1
Debt, Weighted Average Interest Rate during period	5.60%	5.21%	4.21%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.89%	1.64%	1.48%
Short-term Debt, Maximum Amount Outstanding During Period	$ 76,204	$ 77,731	$ 75,480
Short-term Debt, Average Outstanding Amount	$ 73,498	$ 74,267	$ 72,761
Debt, Weighted Average Interest Rate during period	1.87%	1.52%	1.47%
Commercial Paper
Debt, Weighted Average Interest Rate	3.47%	3.13%	2.98%
Short-term Debt, Maximum Amount Outstanding During Period	$ 402,651	$ 373,167	$ 355,354
Short-term Debt, Average Outstanding Amount	$ 389,597	$ 364,362	$ 346,942
Debt, Weighted Average Interest Rate during period	3.38%	3.01%	2.99%